CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (90,414,597)	$ (13,108,883)	¥ (620,248,897)	¥ 404,735,526
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	11,843,695	1,717,174	18,275,703	21,126,504
Loss from the disposal of intangible assets				550,590
Amortization of intangible assets	75,650,610	10,968,307	70,456,937	89,790,156
Operating lease expenses	40,033,943	5,804,376	46,120,215	44,300,218
Loss from the disposal of property and equipment	1,511,049	219,082	12,315	24,880
Provision (Reversal) for allowance for credit loss	(4,970,827)	(720,702)	2,182,083	3,270,564
Dividends from an equity investee				297,690
Share of (income) loss in equity method investments	(62,395,476)	(9,046,494)	15,127,838	(1,306,287)
Gain on disposal of a subsidiary				(23,525,694)
Impairment losses and fair value adjustments on investments	78,462,371	11,375,974	33,653,746	19,517,062
Share-based compensation	66,741,438	9,676,599	132,139,459	142,154,361
Changes in operating assets and liabilities:
Accounts receivable	87,178,982	12,639,764	6,173,518	(25,808,778)
Prepayments	54,652,740	7,923,902	(28,610,593)	(26,602,239)
Other current assets	39,362,970	5,707,094	(139,662,715)	(33,345,122)
Other non-current assets	(32,173,299)	(4,664,690)	(5,214,782)	(10,457,638)
Amounts due from related parties	1,033,302	149,815	(28,113,868)	14,909,528
Accounts payable	(157,142,986)	(22,783,591)	(161,945,337)	96,426,827
Advances from customers	(4,224,318)	(612,469)	(3,434,987)	(6,083,543)
Accrued expenses and other current liabilities	(155,526,435)	(22,549,213)	74,287,172	43,125,766
Amounts due to related parties	(26,720,244)	(3,874,071)	69,982,877	(75,208,093)
Deferred revenue	41,543,702	6,023,271	(19,612,664)	30,738,939
Lease liabilities	(32,280,025)	(4,680,164)	(47,825,789)	(40,982,350)
Net cash provided by (used in) operating activities	(67,833,405)	(9,834,919)	(586,257,769)	667,648,867
Cash flows from investing activities:
Proceeds on disposal of property and equipment	360,935	52,331	503,894	(213,662)
Purchases of property and equipment	(5,895,746)	(854,803)	(6,873,896)	(18,897,736)
Proceeds from disposal of intangible assets				1,991,510
Purchases of intangible assets	(18,270,215)	(2,648,932)	(115,631,314)	(63,243,106)
Purchases of short-term bank deposits	(2,415,288,000)	(350,183,843)	(1,736,355,000)	(4,836,476,896)
Purchases of long-term bank deposits	(220,000,000)	(31,897,002)	(45,000,000)	(220,000,000)
Proceeds from disposal of short-term bank deposits	2,104,283,000	305,092,356	1,840,229,000	2,606,247,896
Proceeds from disposal of investments	4,333,627	628,317	151,102,000	120,000,000
Proceeds from disposal of subsidiary, net of cash disposed				50,543,502
Payments for acquisitions of equity investments	(48,141,000)	(6,979,789)	(107,103,932)	(276,291,399)
Loan to related parties	(10,000,000)	(1,449,864)		(10,000,000)
Repayment of loan from related parties				33,720,064
Cash used in investing activities	(608,617,399)	(88,241,229)	(19,129,248)	(2,612,619,827)
Cash flows from financing activities
Acquisition of noncontrolling interest				(4,500,000)
Proceeds from capital contribution from noncontrolling interest shareholder				105,129,847
Repurchase of ordinary shares	(108,967,252)	(15,798,766)	(107,151,908)	(579,824,528)
Cash used in financing activities	(108,967,252)	(15,798,766)	(107,151,908)	(479,194,681)
Effect of foreign exchange rate changes on cash and cash equivalents	365,968,962	53,060,512	(112,129,959)	(418,949,871)
Net decrease in cash, cash equivalents and restricted cash	(419,449,094)	(60,814,402)	(824,668,884)	(2,843,115,512)
Cash, cash equivalent and restricted cash at the beginning of the year	4,467,108,593	647,669,865	5,291,777,477	8,134,892,989
Cash, cash equivalent and restricted cash at the end of the year	4,047,659,499	586,855,463	4,467,108,593	5,291,777,477
Supplemental disclosure of cash flow information:
Income tax paid	2,452,965	355,646
Supplemental disclosure on non-cash investing and financing activities:
Accrued purchases of property and equipment	1,966,037	285,049	¥ 442,148	¥ 764,669
Impact of long-term bank deposits that will expire within one year	¥ 70,000,000	$ 10,149,046